Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 3.3%
Benefit Street Partners CLO II Ltd., Series 2013-IIA Class CR (3 M ICE LIBOR + 3.700%), 144A 3.941%, 07/15/29@,•	$1,050	$1,036,324
CFIP CLO Ltd., Series 2018-1A Class E (3 M ICE LIBOR + 6.350%), 144A 6.591%, 07/18/31@,•	1,500	1,412,211
First Eagle BSL CLO Ltd., Series 2019-1A Class C (3 M ICE LIBOR + 4.350%, Floor 4.350%), 144A 4.604%, 01/20/33@,•	1,500	1,500,192
OCP CLO Ltd., Series 2017-13A Class DR (3 M ICE LIBOR + 6.500%, Floor 6.500%), 144A 6.741%, 07/15/30@,•	1,400	1,346,387
TOTAL ASSET BACKED SECURITIES (Cost $5,410,386)		5,295,114
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 1.1%
Engineering & Construction — 0.3%
Fluor Corp. CONV	350	503,069
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),*	725	0
Pipelines — 0.8%
Targa Resources Corp. CONV	1,175	1,262,571
TOTAL PREFERRED STOCKS (Cost $1,633,152)		1,765,640
	Par (000)
CORPORATE BONDS — 85.8%
Advertising — 0.6%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	995,117
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc. 6.875%, 05/01/25	700	760,129
TransDigm, Inc., 144A 6.250%, 03/15/26@	1,400	1,439,375
		2,199,504
	Par (000)	Value†

Airlines — 2.3%
American Airlines, Inc. Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	$1,150	$1,041,691
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	700	705,320
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	700	706,411
United Airlines, Inc. Pass Through Trust,
Series 2020-1 Class B, 4.875%, 07/15/27	605	597,225
Series 2020-1 Class A, 5.875%, 04/15/29	612	630,143
		3,680,790
Apparel — 0.5%
The William Carter Co., 144A 5.500%, 05/15/25@	700	721,350
Auto Manufacturers — 0.5%
Ford Motor Credit Co., LLC 5.125%, 06/16/25	700	714,000
Auto Parts & Equipment — 0.9%
Clarios Global LP/Clarios US Finance Co., 144A 6.250%, 05/15/26@	700	720,125
The Goodyear Tire & Rubber Co., 144A 5.000%, 07/15/29@	700	653,937
		1,374,062
Building Materials — 1.3%
Builders FirstSource, Inc., 144A 6.750%, 06/01/27@	880	913,000
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,126,642
		2,039,642
Chemicals — 1.9%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 144A 4.750%, 06/15/27@	700	673,432
Tronox, Inc.
144A, 6.500%, 05/01/25@	700	724,272
144A, 4.625%, 03/15/29@	1,050	981,750
WR Grace Holdings LLC, 144A 4.875%, 06/15/27@	700	684,285
		3,063,739

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Commercial Services — 5.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A 6.125%, 10/15/26@	$700	$675,500
ASGN, Inc., 144A 4.625%, 05/15/28@	700	682,185
Metis Merger Sub LLC, 144A 6.500%, 05/15/29@	1,050	988,102
NESCO Holdings II, Inc., 144A 5.500%, 04/15/29@	700	687,750
Nielsen Finance LLC/Nielsen Finance Co., 144A 5.625%, 10/01/28@	1,050	1,057,560
Service Corp. International 7.500%, 04/01/27	1,750	1,916,250
Sotheby's/Bidfair Holdings, Inc., 144A 5.875%, 06/01/29@	1,400	1,354,500
United Rentals North America, Inc. 4.875%, 01/15/28	700	711,057
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	875	877,188
		8,950,092
Computers — 0.5%
NCR Corp., 144A 5.750%, 09/01/27@	750	750,000
Cosmetics & Personal Care — 0.7%
Coty, Inc., 144A 5.000%, 04/15/26@	1,120	1,090,678
Distribution & Wholesale — 0.6%
IAA, Inc., 144A 5.500%, 06/15/27@	1,000	1,002,500
Diversified Financial Services — 3.2%
LFS Topco LLC, 144A 5.875%, 10/15/26@	700	656,250
Midcap Financial Issuer Trust, 144A 6.500%, 05/01/28@	875	822,955
OneMain Finance Corp.
8.250%, 10/01/23	1,050	1,102,500
7.125%, 03/15/26	700	747,418
PRA Group, Inc., 144A 7.375%, 09/01/25@	1,050	1,094,221
VistaJet Malta Finance PLC/XO Management Holding, Inc., 144A 6.375%, 02/01/30@	700	661,500
		5,084,844
Electric — 2.1%
FirstEnergy Corp. 4.400%, 07/15/27	1,210	1,217,000
Vistra Corp. (UST Yield Curve CMT 5 Yr + 5.740%) , 144A 7.000%@,µ	1,050	1,022,438
	Par (000)	Value†

Electric — (continued)
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	$1,050	$1,033,000
		3,272,438
Electrical Components & Equipment — 0.7%
WESCO Distribution, Inc.
144A, 7.125%, 06/15/25@	350	363,563
144A, 7.250%, 06/15/28@	700	743,494
		1,107,057
Electronics — 0.8%
Imola Merger Corp., 144A 4.750%, 05/15/29@	1,400	1,348,144
Entertainment — 3.8%
Affinity Gaming, 144A 6.875%, 12/15/27@	1,200	1,167,000
Caesars Entertainment, Inc., 144A 6.250%, 07/01/25@	1,050	1,085,196
CDI Escrow Issuer, Inc., 144A 5.750%, 04/01/30@	700	707,000
Churchill Downs, Inc., 144A 5.500%, 04/01/27@	750	759,375
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	663,250
Lions Gate Capital Holdings LLC, 144A 5.500%, 04/15/29@	700	675,500
Scientific Games International, Inc., 144A 7.000%, 05/15/28@	1,050	1,088,315
		6,145,636
Environmental Control — 1.1%
Clean Harbors, Inc., 144A 4.875%, 07/15/27@	750	748,125
Waste Pro USA, Inc., 144A 5.500%, 02/15/26@	1,000	935,000
		1,683,125
Food — 3.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 4.625%, 01/15/27@	1,050	1,018,500
JBS USA LUX S.A./JBS USA Finance, Inc., 144A 6.750%, 02/15/28@	1,400	1,473,514
Performance Food Group, Inc., 144A 5.500%, 10/15/27@	1,105	1,100,856
Pilgrim's Pride Corp., 144A 5.875%, 09/30/27@	700	707,452
Post Holdings, Inc., 144A 5.750%, 03/01/27@	354	355,752
SEG Holding LLC/SEG Finance Corp., 144A 5.625%, 10/15/28@	700	700,000
		5,356,074

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Food Service — 0.5%
Aramark Services, Inc., 144A 6.375%, 05/01/25@	$700	$718,375
Gas — 0.6%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	1,000	980,000
Healthcare Products — 1.2%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	750	740,625
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 144A 7.375%, 06/01/25@	1,120	1,153,600
		1,894,225
Healthcare Services — 7.3%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	1,400	1,401,750
Catalent Pharma Solutions, Inc., 144A 5.000%, 07/15/27@	1,160	1,171,600
Centene Corp.
4.250%, 12/15/27	1,050	1,053,937
4.625%, 12/15/29	1,050	1,062,600
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	1,022,438
CHS/Community Health Systems, Inc., 144A 8.000%, 12/15/27@	1,400	1,482,250
HCA, Inc. 5.875%, 02/15/26	1,575	1,665,562
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	1,020,130
Select Medical Corp., 144A 6.250%, 08/15/26@	700	723,044
Tenet Healthcare Corp. 6.875%, 11/15/31	1,050	1,120,875
		11,724,186
Home Builders — 0.4%
Williams Scotsman International, Inc., 144A 4.625%, 08/15/28@	700	682,500
Insurance — 0.4%
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	700	668,500
Internet — 0.9%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	1,400	1,407,000
Iron & Steel — 0.8%
Cleveland-Cliffs, Inc., 144A 9.875%, 10/17/25@	1,200	1,338,000
	Par (000)	Value†

Leisure Time — 1.6%
Carnival Corp.
144A, 7.625%, 03/01/26@	$700	$705,362
144A, 9.875%, 08/01/27@	1,050	1,160,586
Royal Caribbean Cruises Ltd., 144A 5.375%, 07/15/27@	750	720,585
		2,586,533
Lodging — 0.4%
Station Casinos LLC, 144A 4.625%, 12/01/31@	700	640,290
Machinery — Construction & Mining — 0.4%
Terex Corp., 144A 5.000%, 05/15/29@	700	671,489
Machinery — Diversified — 1.7%
Granite US Holdings Corp., 144A 11.000%, 10/01/27@	1,400	1,477,000
Stevens Holding Co., Inc., 144A 6.125%, 10/01/26@	1,200	1,233,000
		2,710,000
Media — 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.125%, 05/01/27@	1,000	1,002,113
144A, 5.375%, 06/01/29@	797	797,000
CSC Holdings LLC, 144A 6.500%, 02/01/29@	700	708,055
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 144A 5.875%, 08/15/27@	1,050	1,033,515
Gray Television, Inc., 144A 7.000%, 05/15/27@	1,400	1,458,940
iHeartCommunications, Inc., 144A 5.250%, 08/15/27@	700	692,125
Nexstar Media, Inc., 144A 5.625%, 07/15/27@	1,050	1,064,437
Sirius XM Radio, Inc., 144A 5.500%, 07/01/29@	700	709,317
Urban One, Inc., 144A 7.375%, 02/01/28@	700	703,500
		8,169,002
Mining — 0.9%
Freeport-McMoRan, Inc. 5.000%, 09/01/27	700	718,711
Novelis Corp., 144A 4.750%, 01/30/30@	700	679,606
		1,398,317
Miscellaneous Manufacturing — 1.0%
FXI Holdings, Inc., 144A 12.250%, 11/15/26@	1,468	1,587,745
Oil & Gas — 8.1%
Antero Resources Corp., 144A 8.375%, 07/15/26@	700	771,103

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Oil & Gas — (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 8.250%, 12/31/28@	$1,050	$1,103,025
Chesapeake Energy Corp., 144A 5.875%, 02/01/29@	1,850	1,910,125
Comstock Resources, Inc., 144A 6.750%, 03/01/29@	1,050	1,083,159
Encino Acquisition Partners Holdings LLC, 144A 8.500%, 05/01/28@	1,050	1,080,754
Endeavor Energy Resources LP/EER Finance, Inc., 144A 5.750%, 01/30/28@	700	723,800
Northern Oil & Gas, Inc., 144A 8.125%, 03/01/28@	700	729,274
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,764,925
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,147,125
Range Resources Corp. 8.250%, 01/15/29	1,050	1,150,705
Southwestern Energy Co. 8.375%, 09/15/28	1,400	1,540,000
		13,003,995
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 144A 6.875%, 04/01/27@	700	707,994
Packaging and Containers — 1.5%
Berry Global, Inc., 144A 5.625%, 07/15/27@	750	760,842
Mauser Packaging Solutions Holding Co., 144A 8.500%, 04/15/24@	1,575	1,602,562
		2,363,404
Pharmaceuticals — 2.6%
Elanco Animal Health, Inc. 6.400%, 08/28/28	1,050	1,124,760
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,358,140
Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A 5.125%, 04/30/31@	1,050	1,016,663
Owens & Minor, Inc., 144A 6.625%, 04/01/30@	700	720,307
		4,219,870
Pipelines — 5.3%
Cheniere Energy, Inc. 4.625%, 10/15/28	1,400	1,410,514
DCP Midstream Operating LP 5.625%, 07/15/27	700	733,866
Hess Midstream Operations LP, 144A 5.625%, 02/15/26@	1,050	1,077,247
	Par (000)	Value†

Pipelines — (continued)
Howard Midstream Energy Partners LLC, 144A 6.750%, 01/15/27@	$700	$686,000
New Fortress Energy, Inc., 144A 6.500%, 09/30/26@	700	691,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
144A, 7.500%, 10/01/25@	1,400	1,474,214
144A, 6.000%, 09/01/31@	700	673,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875%, 02/01/31	1,050	1,060,500
Western Midstream Operating LP 5.450%, 04/01/44	700	710,500
		8,518,016
Real Estate — 1.6%
Greystar Real Estate Partners LLC, 144A 5.750%, 12/01/25@	750	755,625
Realogy Group LLC/Realogy Co.-Issuer Corp., 144A 5.750%, 01/15/29@	1,050	992,182
The Howard Hughes Corp., 144A 5.375%, 08/01/28@	875	878,482
		2,626,289
Real Estate Investment Trusts — 1.3%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27	1,000	1,056,250
MPT Operating Partnership LP/MPT Finance Corp. 5.000%, 10/15/27	1,050	1,067,719
		2,123,969
Retail — 3.8%
Asbury Automotive Group, Inc., 144A 4.625%, 11/15/29@	700	654,822
Bath & Body Works, Inc., 144A 6.625%, 10/01/30@	700	736,085
Ken Garff Automotive LLC, 144A 4.875%, 09/15/28@	700	658,000
LCM Investments Holdings II LLC, 144A 4.875%, 05/01/29@	700	661,136
Lithia Motors, Inc., 144A 4.625%, 12/15/27@	1,050	1,039,500
Murphy Oil USA, Inc. 5.625%, 05/01/27	1,050	1,067,062
Yum! Brands, Inc., 144A 7.750%, 04/01/25@	1,200	1,246,500
		6,063,105

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Semiconductors — 0.7%
Sensata Technologies BV, 144A 5.625%, 11/01/24@	$1,000	$1,033,750
Software — 1.1%
ACI Worldwide, Inc., 144A 5.750%, 08/15/26@	750	767,813
Consensus Cloud Solutions, Inc., 144A 6.500%, 10/15/28@	1,050	1,043,353
		1,811,166
Telecommunications — 3.9%
Connect Finco SARL/Connect US Finco LLC, 144A 6.750%, 10/01/26@	1,050	1,068,260
Frontier Communications Holdings LLC, 144A 5.875%, 10/15/27@	1,400	1,393,028
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	1,017,500
Level 3 Financing, Inc., 144A 4.625%, 09/15/27@	1,050	996,098
Sprint Corp. 7.625%, 02/15/25	700	763,000
Viasat, Inc., 144A 5.625%, 04/15/27@	1,050	1,034,250
		6,272,136
Transportation — 0.4%
Seaspan Corp., 144A 5.500%, 08/01/29@	700	654,500
TOTAL CORPORATE BONDS (Cost $138,778,315)		137,153,148

LOAN AGREEMENTS‡ — 4.8%
Apparel — 0.8%
Crocs, Inc. (3 M SOFR + 3.500%) 4.448%, 02/17/29•	1,225	1,193,064
Entertainment — 1.3%
Scientific Games Holdings LP 0.000%, 04/04/29×	1,050	1,039,122
Scientific Games International, Inc. (1 M LIBOR + 2.750%) 3.207%, 08/14/24•	1,037	1,031,974
		2,071,096
Insurance — 0.4%
Asurion LLC (1 M LIBOR + 5.250%) 5.707%, 01/20/29•	700	683,375
Machinery — Diversified — 0.6%
Granite US Holdings Corp. (3 M LIBOR + 4.000%) 5.063%, 09/30/26(1),•	1,025	1,011,833
	Par (000)	Value†

Media — 0.4%
DIRECTV Financing LLC (1 M LIBOR + 5.000%) 5.750%, 08/02/27•	$668	$667,023
Packaging and Containers — 0.4%
BWay Holding Company 0.000%, 04/03/24×	698	687,402
Pharmaceuticals — 0.9%
Bausch Health Cos., Inc. 0.000%, 01/27/27×	1,400	1,384,250
TOTAL LOAN AGREEMENTS (Cost $7,733,711)		7,698,043
	Number of Shares
SHORT-TERM INVESTMENTS — 5.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $8,248,019)	8,248,019	8,248,019
TOTAL INVESTMENTS — 100.1% (Cost $161,827,808)		$160,159,964
Other Assets & Liabilities — (0.1)%		(216,277)
TOTAL NET ASSETS — 100.0%		$159,943,687

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
High Yield Bond Fund

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $111,941,863, which represents 70.0% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	The value of this security was determined using significant unobservable inputs.
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2022. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.